JPMorgan Realty Income ETF
Schedule of Portfolio Investments as of May 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Realty Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.7%
Apartments — 11.3%
Equity LifeStyle Properties, Inc., REIT	105,149	6,495,054
Essex Property Trust, Inc., REIT	48,598	13,249,758
Independence Realty Trust, Inc., REIT	354,747	5,757,544
Invitation Homes, Inc., REIT	287,999	8,423,971
Mid-America Apartment Communities, Inc., REIT	31,400	4,052,798
Sun Communities, Inc., REIT	38,447	4,754,356
UDR, Inc., REIT	287,175	10,596,757
		53,330,238
Diversified — 29.2%
American Tower Corp., REIT	190,257	35,570,449
Broadstone Net Lease, Inc., REIT	187,013	3,783,273
Crown Castle, Inc., REIT	183,331	16,774,787
Digital Realty Trust, Inc., REIT	158,948	30,200,120
Equinix, Inc., REIT	38,236	40,837,577
SBA Communications Corp., REIT	39,445	8,013,646
Weyerhaeuser Co., REIT	125,836	3,084,240
		138,264,092
Health Care — 21.9%
Alexandria Real Estate Equities, Inc., REIT	79,323	3,940,767
Healthcare Realty Trust, Inc., Class A, REIT	921	18,346
Healthpeak Properties, Inc., REIT	468,024	8,962,660
Sabra Health Care REIT, Inc., REIT	502,701	9,998,723
Ventas, Inc., REIT	338,438	28,570,936
Welltower, Inc., REIT	254,034	52,160,801
		103,652,233
Health Care REITs — 0.6%
Janus Living, Inc., Class A, REIT *	111,754	2,991,654
Hotels — 1.4%
Host Hotels & Resorts, Inc., REIT	280,420	6,444,052
Industrial — 12.7%
Americold Realty Trust, Inc., REIT	151,111	2,370,932
EastGroup Properties, Inc., REIT	57,627	11,635,467
Prologis, Inc., REIT	319,483	45,836,226
		59,842,625
Office — 2.8%
Cousins Properties, Inc., REIT	211,124	5,660,235
Douglas Emmett, Inc., REIT	667,102	7,765,067
		13,425,302
Real Estate Management & Development — 1.5%
CBRE Group, Inc., Class A, REIT *	55,961	6,997,363
Regional Malls — 4.7%
Macerich Co. (The), REIT	182,216	4,103,504
Simon Property Group, Inc., REIT	87,584	17,946,838
		22,050,342

JPMorgan Realty Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Shopping Centers — 5.2%
Kimco Realty Corp., REIT	308,550	7,429,884
Regency Centers Corp., REIT	222,984	17,247,812
		24,677,696
Single Tenant — 1.1%
Agree Realty Corp., REIT	70,180	5,203,847
Storage — 6.3%
CubeSmart, REIT	164,140	6,565,600
Extra Space Storage, Inc., REIT	36,687	5,294,301
Public Storage, REIT	45,385	13,782,971
Smartstop Self Storage REIT, Inc., REIT (a)	133,861	4,183,156
		29,826,028
Total Common Stocks (Cost $397,657,951)		466,705,472
Short-Term Investments — 1.5%
Investment Companies — 1.4%
JPMorgan Prime Money Market Fund Class IM Shares, 3.74% (b) (c) (Cost $6,503,744)	6,503,020	6,504,321
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.63% (b) (c) (Cost $449,759)	449,759	449,759
Total Short-Term Investments (Cost $6,953,503)		6,954,080
Total Investments — 100.2% (Cost $404,611,454)		473,659,552
Liabilities in Excess of Other Assets — (0.2)%		(1,127,412)
NET ASSETS — 100.0%		472,532,140

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at May 31, 2026. The total value of securities on loan at May 31, 2026 is $435,813.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of May 31, 2026.
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by

JPMorgan Realty Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$473,659,552	$—	$—	$473,659,552

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2026	Shares at May 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.74% (a) (b)	$11,095,925	$25,463,327	$30,052,819	$(1,531)	$(581)	$6,504,321	6,503,020	$84,981	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.63% (a) (b)	1,506,490	9,974,445	11,031,176	—	—	449,759	449,759	21,063	—
Total	$12,602,415	$35,437,772	$41,083,995	$(1,531)	$(581)	$6,954,080		$106,044	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

JPMorgan Realty Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(b)	The rate shown is the current yield as of May 31, 2026.